Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Dividends from joint ventures and associates		$ 118	$ 85	$ 82
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issue of debt	[1]	983	367	2,079
Redemption of debt	[1]		(504)	(553)
Effect of exchange rate changes	[2]	70	203	(529)
UK & Europe Discontinued Operations (M&G Prudential)
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Effect of exchange rate changes			78	(357)
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		5,594	9,761
Issue of debt		983	367
Redemption of debt			(504)
Foreign exchange movement		42	116
Demerger of UK and Europe operations			(4,161)
Other movements		14	15
Balance at end of year		$ 6,633	$ 5,594	$ 9,761

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	The 2019 cash flows shown in the statement of cash flow above are presented excluding any transactions between continuing and discontinued operations. The 2019 effect of exchange rate changes included $78 million from discontinued operations up to demerger. See note D1.3 for details.